PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 105,168	$ 102,506
Additions	15,064	17,217
Disposals	(165)	(542)
Depreciation provided during the year	(10,704)	(10,173)
Exchange realignment	(638)	(3,840)
Transfers	0	0
Property, plant and equipment, ending balance	108,725	105,168
Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	130,377	119,448
Property, plant and equipment, ending balance	143,727	130,377
Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(25,209)	(16,942)
Property, plant and equipment, ending balance	(35,002)	(25,209)
Freehold land
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	2,889	2,889
Additions	0	0
Disposals	0	0
Depreciation provided during the year	0	0
Exchange realignment	0	0
Transfers	0	0
Property, plant and equipment, ending balance	2,889	2,889
Freehold land | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	2,889	2,889
Property, plant and equipment, ending balance	2,889	2,889
Freehold land | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	0	0
Property, plant and equipment, ending balance	0	0
Buildings
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	42,727	14,651
Additions	238	1,732
Disposals	0	0
Depreciation provided during the year	(1,493)	(988)
Exchange realignment	(116)	0
Transfers	20,344	27,332
Property, plant and equipment, ending balance	61,700	42,727
Buildings | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	45,075	16,011
Property, plant and equipment, ending balance	65,540	45,075
Buildings | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(2,348)	(1,360)
Property, plant and equipment, ending balance	(3,840)	(2,348)
Leasehold improvement
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	16,167	17,405
Additions	156	522
Disposals	(87)	0
Depreciation provided during the year	(2,603)	(2,566)
Exchange realignment	(91)	(1,164)
Transfers	1,249	1,970
Property, plant and equipment, ending balance	14,791	16,167
Leasehold improvement | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	21,974	20,908
Property, plant and equipment, ending balance	23,117	21,974
Leasehold improvement | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(5,807)	(3,503)
Property, plant and equipment, ending balance	(8,326)	(5,807)
Machinery and equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	27,770	24,819
Additions	48	583
Disposals	(77)	(122)
Depreciation provided during the year	(6,033)	(5,818)
Exchange realignment	(253)	(1,802)
Transfers	3,778	10,110
Property, plant and equipment, ending balance	25,233	27,770
Machinery and equipment | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	42,576	35,251
Property, plant and equipment, ending balance	45,480	42,576
Machinery and equipment | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(14,806)	(10,432)
Property, plant and equipment, ending balance	(20,247)	(14,806)
Computer and office equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	1,407	1,344
Additions	6	34
Disposals	(1)	(14)
Depreciation provided during the year	(571)	(797)
Exchange realignment	(4)	(32)
Transfers	217	872
Property, plant and equipment, ending balance	1,054	1,407
Computer and office equipment | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	3,638	2,977
Property, plant and equipment, ending balance	3,622	3,638
Computer and office equipment | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(2,231)	(1,633)
Property, plant and equipment, ending balance	(2,568)	(2,231)
Transportation equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	24	31
Additions	0	0
Disposals	0	0
Depreciation provided during the year	(4)	(4)
Exchange realignment	(1)	(3)
Transfers	0	0
Property, plant and equipment, ending balance	19	24
Transportation equipment | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	41	45
Property, plant and equipment, ending balance	40	41
Transportation equipment | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(17)	(14)
Property, plant and equipment, ending balance	(21)	(17)
Construction in progress
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	14,184	41,367
Additions	14,616	14,346
Disposals	0	(406)
Depreciation provided during the year	0	0
Exchange realignment	(173)	(839)
Transfers	(25,588)	(40,284)
Property, plant and equipment, ending balance	3,039	14,184
Construction in progress | Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	14,184	41,367
Property, plant and equipment, ending balance	3,039	14,184
Construction in progress | Accumulated depreciation
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	0	0
Property, plant and equipment, ending balance	$ 0	$ 0